EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended																								12 Months Ended																																		12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Pension Benefits [Member] Rate	Dec. 31, 2012 Pension Benefits [Member] Rate	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2014 Pension Benefits [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Pension Benefits [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Corporate Obligations [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Corporate Obligations [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Corporate Obligations [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Pension Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member]	Dec. 31, 2013 Pension Benefits [Member] Other Investments [Member]	Dec. 31, 2013 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Other Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Other Investments [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Other Investments [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Government Obligations [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Government Obligations [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Government Obligations [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Cash and Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Pension Benefits [Member] Cash and Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Rate Y	Dec. 31, 2012 Postretirement Benefits [Member] Rate	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2014 Postretirement Benefits [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Insurance Contracts and Group Annuity Contracts [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Equity Securities [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Postretirement Benefits [Member] Cash and Money Market Funds [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 Natural Gas Distribution [Member]	Dec. 31, 2013 Natural Gas Distribution [Member] Pension and postretirement unrecognized losses [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred tax liabilities	$ 1,280,955,000	$ 1,050,892,000																																																																																													$ 86,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				0
Minimum number of years of service for certain employees to be eligible to participate in welfare plans that provide postretirement medical and life insurance benefits																																																											5
Description of plan amendment	In December 2011, we announced to participants a change from a self-insured postretirement medical plan to a fully insured solution for plan participants who are Medicare eligible. This announcement resulted in a $44.6 million reduction in our accumulated postretirement benefit obligation that was recognized in other comprehensive income and will be amortized to net periodic benefit cost over the expected remaining years of service for plan participants.
Defined Benefit Plan, Fair Value of Plan Assets					274,936,000	243,525,000	218,400,000		185,587,000	151,361,000	69,974,000	74,322,000	19,375,000	17,842,000	274,936,000	243,525,000	0	0	25,005,000	27,405,000	0	0	25,005,000	27,405,000			0	0	0	0	19,375,000	17,842,000	19,375,000	17,842,000	178,329,000	142,594,000	15,809,000	16,126,000	0	0	194,138,000	158,720,000	0	0	29,160,000	30,791,000	0	0	29,160,000	30,791,000	7,258,000	8,767,000	0	0	0	0	7,258,000	8,767,000	28,626,000	24,147,000	19,958,000		2,764,000	2,074,000	25,862,000	22,073,000	0	0	28,626,000	24,147,000	0	0	25,862,000	22,073,000	0	0	25,862,000	22,073,000	1,464,000	1,199,000	0	0	0	0	1,464,000	1,199,000	1,300,000	875,000	0	0	0	0	1,300,000	875,000	1,000,000,000
Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of period					383,979,000	366,743,000																																																					56,843,000	54,348,000																																			1,100,000,000
Service cost					6,127,000	5,633,000	5,100,000																																																				458,000	414,000	733,000
Interest cost					15,626,000	17,205,000	16,303,000																																																				1,164,000	1,158,000	2,298,000
Plan participants' contributions					0	0																																																					730,000	1,112,000
Actuarial (gain) loss					(32,120,000)	27,153,000																																																					(5,833,000)	3,873,000
Benefits paid					(12,034,000)	(32,755,000)																																																					(3,130,000)	(4,062,000)
Benefit obligation, end of period					361,578,000	383,979,000	366,743,000																																																				50,232,000	56,843,000	54,348,000																																		1,100,000,000
Change in Plan Assets [Roll Forward]
Fair value of plan assets, beginning of period					243,525,000	218,400,000			185,587,000	151,361,000	69,974,000	74,322,000	19,375,000	17,842,000	274,936,000	243,525,000	0	0	25,005,000	27,405,000	0	0	25,005,000	27,405,000			0	0	0	0	19,375,000	17,842,000	19,375,000	17,842,000	178,329,000	142,594,000	15,809,000	16,126,000	0	0	194,138,000	158,720,000	0	0	29,160,000	30,791,000	0	0	29,160,000	30,791,000	7,258,000	8,767,000	0	0	0	0	7,258,000	8,767,000	24,147,000	19,958,000			2,764,000	2,074,000	25,862,000	22,073,000	0	0	28,626,000	24,147,000	0	0	25,862,000	22,073,000	0	0	25,862,000	22,073,000	1,464,000	1,199,000	0	0	0	0	1,464,000	1,199,000	1,300,000	875,000	0	0	0	0	1,300,000	875,000	1,000,000,000
Actual return on plan assets					43,445,000	21,948,000																																																					4,481,000	2,341,000
Employer contributions					0	35,932,000																																																					147,000	2,038,000
Benefits paid					(12,034,000)	(32,755,000)																																																					(149,000)	(190,000)
Fair value of assets, end of period					274,936,000	243,525,000	218,400,000		185,587,000	151,361,000	69,974,000	74,322,000	19,375,000	17,842,000	274,936,000	243,525,000	0	0	25,005,000	27,405,000	0	0	25,005,000	27,405,000			0	0	0	0	19,375,000	17,842,000	19,375,000	17,842,000	178,329,000	142,594,000	15,809,000	16,126,000	0	0	194,138,000	158,720,000	0	0	29,160,000	30,791,000	0	0	29,160,000	30,791,000	7,258,000	8,767,000	0	0	0	0	7,258,000	8,767,000	28,626,000	24,147,000	19,958,000		2,764,000	2,074,000	25,862,000	22,073,000	0	0	28,626,000	24,147,000	0	0	25,862,000	22,073,000	0	0	25,862,000	22,073,000	1,464,000	1,199,000	0	0	0	0	1,464,000	1,199,000	1,300,000	875,000	0	0	0	0	1,300,000	875,000	1,000,000,000
Balance at December 31					(86,642,000)	(140,454,000)																																																					(21,606,000)	(32,696,000)
Current liabilities					(4,645,000)	(3,991,000)																																																					0	0
Non-current liabilities					(81,997,000)	(136,463,000)																																																					(21,606,000)	(32,696,000)
Balance at December 31					(86,642,000)	(140,454,000)																																																					(21,606,000)	(32,696,000)
Accumulated benefit obligation for pension plans					343,200,000	363,800,000
Components of net periodic benefit cost [Abstract]
Service cost					6,127,000	5,633,000	5,100,000																																																				458,000	414,000	733,000
Interest cost					15,626,000	17,205,000	16,303,000																																																				1,164,000	1,158,000	2,298,000
Expected return on assets					(19,874,000)	(20,595,000)	(17,747,000)																																																				(1,218,000)	(891,000)	(1,510,000)
Amortization of unrecognized prior service cost					239,000	252,000	280,000																																																				(1,799,000)	(2,493,000)	(970,000)
Defined Benefit Plan, Amortization of Transition Obligations (Assets)																																																											49,000	169,000	169,000
Amortization of net loss					19,016,000	14,403,000	10,373,000																																																				2,391,000	2,975,000	2,095,000
Net periodic benefit cost					21,134,000	16,898,000	14,309,000																																																				1,045,000	1,332,000	2,815,000
Amounts recognized in other comprehensive income (loss) [Abstract]
Net gain (loss) arising during the period					51,874,000	(29,625,000)	(50,476,000)																																																				9,096,000	(2,423,000)	(11,581,000)
Amortization of transition obligation																																																											49,000	169,000	169,000
Prior service credit (cost)					239,000	252,000	280,000	(193,000)																																																			(1,799,000)	(2,493,000)	(970,000)	1,662,000
Amortization of loss					19,016,000	14,403,000	10,373,000																																																				2,391,000	2,975,000	2,095,000
Defined Benefit Plan, Plan Amendments																																																											0	0	11,996,000
Deferred income taxes					(28,452,000)	5,988,000	15,929,000																																																				(3,895,000)	709,000	(684,000)
Total recognized in other comprehensive income (loss)	83,126,000	(11,061,000)	(25,837,000)		42,677,000	(8,982,000)	(23,894,000)																																																				5,842,000	(1,063,000)	1,025,000
Amounts in accumulated other comprehensive income (loss) that had not yet been recognized as components of net periodic benefit expense [Abstract]
Transition obligation					0	0																																																					0	(49,000)
Prior service credit (cost)					(287,000)	(526,000)																																																					8,535,000	10,334,000
Accumulated gain (loss)					(122,770,000)	(193,660,000)																																																					(10,012,000)	(21,498,000)
Accumulated other comprehensive income (loss) before regulatory assets					(123,057,000)	(194,186,000)																																																					(1,477,000)	(11,213,000)
Regulatory asset for regulated entities	383,600,000	585,000,000																																																																																														331,100,000
Deferred income taxes					49,223,000	77,674,000																																																					591,000	4,485,000
Accumulated other comprehensive income (loss), net of tax	(79,676,000)	(162,802,000)	(151,741,000)		(73,834,000)	(116,512,000)																																																					(886,000)	(6,728,000)
Amounts to be recognized in 2014 [Abstract]
Transition obligation																																																											49,000	169,000	169,000
Prior service credit (cost)					239,000	252,000	280,000	(193,000)																																																			(1,799,000)	(2,493,000)	(970,000)	1,662,000
Net loss								15,021,000																																																						833,000
Weighted average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)					5.25%	4.25%																																																					5.00%	4.00%
Compensation increase rate - benefit obligation - minimum (in hundredths)	3.35%	3.45%	3.20%
Compensation increase rate, maximum (in hundredths)	3.40%	3.50%	3.80%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Compensation Rate Increase					3.20%	3.50%																																																					3.20%	3.50%
Weighted-average assumptions used to determine net periodic benfit costs [Abstract]
Discount rate (in hundredths)					4.25%	5.00%	5.50%																																																				4.00%	5.00%	5.50%
Expected long-term return on plan assets (in hundredths)	8.25%	8.25%	8.25%
Compensation increase rate, minimum (in hundredths)	3.45%	3.20%	3.30%
Compensation increase rate, maximum (in hundredths)	3.50%	3.80%	3.90%
Description of basis used to determine overall expected long-term rate of return on plan assets	We determine our overall expected long-term rate of return on plan assets, based on our review of historical returns and economic growth models. We determine our discount rates annually. We estimate our discount rate based upon a comparison of the expected cash flows associated with our future payments under our pension and postretirement obligations to a hypothetical bond portfolio created using high-quality bonds that closely match expected cash flows. Bond portfolios are developed by selecting a bond for each of the next 60 years based on the maturity dates of the bonds. Bonds selected to be included in the portfolios are only those rated by Moody’s as AA- or better and exclude callable bonds, bonds with less than a minimum issue size, yield outliers and other filtering criteria to remove unsuitable bonds.
Level 3 fair value measurements [Roll Forward]
Balance at beginning of period	(2,423,000)	3,117,000																								18,122,000
Actual return on plan assets held at the reporting date																									1,533,000	(280,000)
Balance at end of period	(782,000)	(2,423,000)	3,117,000																						19,375,000	17,842,000
Benefits to be paid in: [Abstract]
2014					13,186,000																																																						2,763,000
2015					13,505,000																																																						2,913,000
2016					13,958,000																																																						3,084,000
2017					14,418,000																																																						3,246,000
2018					14,921,000																																																						3,379,000
2019 through 2023					82,222,000																																																						18,079,000
Assumed health care cost trend rates [Abstract]
Health care cost-trend rate assumed for next year - minimum (in hundredths)																																																											4.00%	4.00%
Health care cost-trend rate assumed for next year - maximum (in hundredths)																																																											8.25%	9.00%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate) - maximum (in hundredths)																																																											5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	3.80%	3.90%
One percentage point change in assumed healthcare cost trend rates [Abstract]
Effect of a one percentage point increase on total of service and interest cost	113,000
Effect of a one percentage point increase on postretirement benefit obligation	2,632,000
Effect of a one percentage point decrease on total of service and interest cost	(102,000)
Effect of a one percentage point decrease on postretirement benefit obligation	(2,493,000)
Target allocation for assets of the pension plan [Abstract]
U.S. large-cap equities	37.00%
Aggregate bonds	24.00%
Developed foreign large-cap equities	10.00%
Alternative investments	8.00%
Mid-cap equities	6.00%
Emerging markets equities	5.00%
Small-cap equities	4.00%
High yield bonds	3.00%
Developed foreign bonds	2.00%
Emerging market bonds	1.00%
Total	100.00%
Other Employee Benefit Plans - Thrift Plan [Abstract]
Contributions made to the Thrift Plan	8,400,000	7,600,000	7,800,000
Percent of employee contributions matched of eligible compensation (in hundredths)	100.00%
Maximum percentage of each participant's eligible compensation, subject to certain limits, matching (in hundredths)	6.00%
Profit-Sharing Plan [Abstract]
Contributions made to the Profit-Sharing Plan	$ 3,400,000	$ 4,400,000	$ 4,400,000
Profit sharing contribution percentage	1.00%